Schedule of investments
Delaware Tax-Free California Fund	November 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.90%
Corporate Revenue Bonds — 6.39%
California Pollution Control Financing Authority
(Poseidon Resources (ChannelSide) LP Desalination Project) 5.00% 11/21/45 (AMT) #	940,000	$ 892,013
California Pollution Control Financing AuthoritySolid Waste Disposal Revenue
144A 8.00% 7/1/39 (AMT) #, ‡	300,000	150,000
Golden State Tobacco Securitization Settlement Revenue
(Capital Appreciation) Subordinate Series B-2 0.889% 6/1/66 ^	12,500,000	1,345,750
Inland Empire Tobacco Securitization Authority
(Capital Appreciation Turbo Asset-Backed) Series F 144A 1.386% 6/1/57 #, ^	29,440,000	1,353,062
M-S-R Energy Authority Revenue
Series B 6.50% 11/1/39	500,000	606,655
Tobacco Securitization Authority of Northern California
(Sacramento County)
Series A Class 1 Senior 4.00% 6/1/36	300,000	288,771
Series A Class 1 Senior 4.00% 6/1/37	300,000	286,443
Series A Class 1 Senior 4.00% 6/1/38	400,000	379,140
Series A Class 1 Senior 4.00% 6/1/39	250,000	234,528
Series A Class 1 Senior 4.00% 6/1/40	300,000	278,367
Series A Class 1 Senior 4.00% 6/1/49	1,000,000	860,610
Tobacco Securitization Authority of Southern California
(San Diego County)
Capital Appreciation Second Subordinate Series C 0.603% 6/1/46 ^	16,770,000	2,589,623
Capital Appreciation Third Subordinate Series D 0.317% 6/1/46 ^	4,965,000	599,822
		9,864,784
Education Revenue Bonds — 18.36%
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	1,500,000	1,422,840
California Educational Facilities Authority
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,049,140
(Stanford University - Green Bonds) Series V-2 2.25% 4/1/51	300,000	188,814
(Stanford University)
Series U-1 5.25% 4/1/40	1,840,000	2,263,733
NQ-329 [11/22] 01/23 (2679887)    1

Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Educational Facilities Authority
(Stanford University)
Series V-1 5.00% 5/1/49	1,460,000	$ 1,725,866
California Municipal Finance Authority Revenue
(Bella Mente Montessori Academy Project) Series A 144A 5.00% 6/1/48 #	500,000	443,445
(California Baptist University) Series A 144A 5.375% 11/1/40 #	1,000,000	1,014,600
(CHF - Davis I, LLC - West Village Student Housing Project) 5.00% 5/15/48	1,000,000	980,220
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	850,000	785,562
(Literacy First Charter Schools Project) Series A 5.00% 12/1/49	750,000	752,175
(Southwestern Law School) 4.00% 11/1/41	575,000	522,048
(The Creative Center of Los Altos Project - Pinewood School and Oakwood School) Series B 144A 4.50% 11/1/46 #	500,000	417,025
(Biola University) 5.00% 10/1/39	1,000,000	1,042,020
(Emerson College) Series B 5.00% 1/1/32	1,000,000	1,051,670
California School Finance Authority
144A 5.00% 8/1/41 #	225,000	225,905
(Aspire Public Schools - Obligated Group Issue #3) Series A 144A 5.00% 8/1/40 #	1,000,000	1,011,160
(Aspire Public Schools - Obligated Group) Series A 144A 5.00% 8/1/45 #	715,000	715,579
(Classical Academies Project) Series A 144A 5.00% 10/1/50 #	250,000	250,047
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/42 #	500,000	403,115
(Escuela Popular Project) 144A 6.50% 7/1/50 #	250,000	250,862
(Granada Hills Charter Obligated Group) 144A 5.00% 7/1/49 #	1,725,000	1,734,436
(Green Dot Public Schools Project) Series A 144A 5.00% 8/1/35 #	1,000,000	1,017,810
(Grimmway Schools - Obligated Group) Series A 144A 5.00% 7/1/36 #	500,000	500,740
2    NQ-329 [11/22] 01/23 (2679887)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
(Hawking Steam Charter School Project) Series A 144A 5.50% 7/1/62 #	775,000	$ 725,431
(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	575,000	579,468
(John Adams Academies - Obligated Group) Series A 144A 5.00% 7/1/52 #	1,000,000	884,870
(KIPP LA Projects) Series A 144A 5.125% 7/1/44 #	1,000,000	1,005,600
(KIPP SoCal Projects) Series A 144A 5.00% 7/1/49 #	1,000,000	1,004,940
California State University Systemwide Revenue
Series A 5.00% 11/1/47	1,000,000	1,049,200
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 144A 6.125% 11/1/33 #	750,000	763,650
Mt. San Antonio Community College District Convertible Capital Appreciation Election 2008
Series A 0.00% 8/1/28 ~	1,000,000	1,085,460
Regents of the University of California General Revenue
Series BE 4.00% 5/15/50	1,500,000	1,480,755
		28,348,186
Electric Revenue Bonds — 4.35%
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/41	970,000	993,202
Los Angeles Department of Water & Power Revenue
(Power System)
Series A 5.00% 7/1/42	1,000,000	1,056,190
Series D 5.00% 7/1/26	2,000,000	2,166,340
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	350,000	259,000
Series A 5.05% 7/1/42 ‡	70,000	51,625
Series A 6.75% 7/1/36 ‡	185,000	140,138
Series AAA 5.25% 7/1/25 ‡	40,000	29,700
Series CCC 5.25% 7/1/27 ‡	325,000	241,313
Series TT 5.00% 7/1/32 ‡	340,000	251,600
Series WW 5.00% 7/1/28 ‡	470,000	347,800
Series WW 5.25% 7/1/33 ‡	335,000	248,737
Series WW 5.50% 7/1/38 ‡	730,000	544,762
Series XX 4.75% 7/1/26 ‡	45,000	33,131
NQ-329 [11/22] 01/23 (2679887)    3

Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 5.25% 7/1/40 ‡	230,000	$ 170,775
Series XX 5.75% 7/1/36 ‡	150,000	112,500
Series ZZ 4.75% 7/1/27 ‡	35,000	25,769
Series ZZ 5.25% 7/1/24 ‡	55,000	40,838
		6,713,420
Healthcare Revenue Bonds — 13.87%
California Educational Facilities Authority
(Stanford University) Series V-2 5.00% 4/1/51	500,000	591,910
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System) Series A 3.00% 8/15/51	1,500,000	1,122,345
(Cedars-Sinai Medical Center) Series B 4.00% 8/15/36	500,000	506,945
(Children's Hospital Los Angeles) Series A 5.00% 8/15/47	500,000	504,790
(Children's Hospital of Orange County) Series A 2.125% 11/1/41	2,500,000	1,705,050
(CommonSpirit Health)
Series A 4.00% 4/1/45	1,280,000	1,178,547
Series A 4.00% 4/1/49	1,000,000	901,770

(Kaiser Permanente) Subordinate Series A-2 4.00% 11/1/44	1,005,000	984,840
(Lucile Salter Packard Children's Hospital At Stanford) Series A 4.00% 5/15/51	1,000,000	955,830
California Municipal Finance Authority Revenue
Series A 4.00% 10/1/28	290,000	292,906
Series A 5.25% 11/1/52	500,000	528,250

(Community Medical Centers) Series A 5.00% 2/1/47	1,000,000	1,018,790
(Goodwill Industry of Sacramento Valley & Northern Nevada Project) 5.00% 1/1/35	635,000	541,394
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	501,930
California Municipal Finance Authority Senior Living Revenue
(Mt. San Antonio Gardens Project)
Series A 4.00% 11/15/52	750,000	574,890
Series A 4.00% 11/15/56	1,075,000	800,628
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Public Finance Authority Senior Living Revenue
(Enso Village Project - Green Bonds) Series A 144A 5.00% 11/15/51 #	500,000	$ 416,235
California Statewide Communities Development Authority Revenue
(Adventist Health System/West) Series A 4.00% 3/1/48	1,000,000	939,910
(Emanate Health) Series A 4.00% 4/1/45	255,000	243,033
(Huntington Memorial Hospital) 4.00% 7/1/48	500,000	480,905
(John Muir Health) Series A 5.00% 8/15/51	1,500,000	1,534,995
(Marin General Hospital - Green Bonds) Series A 4.00% 8/1/45	500,000	430,720
(Redlands Community Hospital) 5.00% 10/1/46	1,000,000	1,011,110
California Statewide Communities Development Authority Revenue Bonds
(Enloe Medical Center) Series A 5.25% 8/15/52	2,000,000	2,109,400
Palomar Health
5.00% 11/1/47 (AGM)	500,000	512,700
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
5.00% 7/1/30	445,000	485,464
5.00% 7/1/32	500,000	543,620
		21,418,907
Housing Revenue Bonds — 3.08%
California Housing Finance Agency
Series 2019-2 Class A 4.00% 3/20/33	476,902	463,148
CSCDA Community Improvement Authority Revenue
(Jefferson-Anaheim) Series A-2 3.125% 8/1/56 #	1,500,000	996,765
Independent Cities Finance Authority Mobile Home Park Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	1,014,200
Series A 5.25% 5/15/49	1,200,000	1,215,516
NQ-329 [11/22] 01/23 (2679887)    5

Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Los Angeles Housing Authority
(Union Portfolio Project) Series A 4.00% 6/1/30	135,000	$ 140,353
Santa Clara County Multifamily Housing Authority Revenue
(RiverTown Apartments Project) Series A 5.85% 8/1/31 (AMT)	925,000	926,887
		4,756,869
Lease Revenue Bonds — 3.99%
California Infrastructure & Economic Development Bank
(Academy of Motion Picture Arts & Sciences Obligated Group) Series A 5.00% 11/1/41	1,000,000	1,014,240
California Municipal Finance Authority Revenue
(Orange County Civic Center Infrastructure Improvement Program - Phase II) Series A 5.00% 6/1/43	750,000	800,678
California State Public Works Board
Series E 3.00% 10/1/36 (AGM)	1,525,000	1,376,114
(Department of General Services - New Natural Resources) Series C 4.00% 11/1/46	1,000,000	976,350
(Various Capital Projects) Series I 5.50% 11/1/30	1,000,000	1,025,800
Oceanside Public Financing Authority
(EL Corazon Aquatics Center Project) 4.00% 11/1/49	1,000,000	961,620
		6,154,802
Local General Obligation Bonds — 2.95%
Anaheim School District Capital AppreciationElection of 2002
5.00% 8/1/25 (NATL) ^	1,000,000	923,610
Long Beach Community College District
Series D 3.00% 8/1/38	1,250,000	1,082,975
Los Angeles Unified School DistrictElection of 2008
(Dedicated Unlimited Ad Valorem Property Tax) Series A 5.00% 7/1/40	500,000	519,335
Moreno Valley Unified School DistrictElection of 2014
Series B 5.00% 8/1/43 (AGM)	500,000	537,330
6    NQ-329 [11/22] 01/23 (2679887)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Palomar Health
Series B 4.00% 8/1/37	1,000,000	$ 996,530
San Francisco Bay Area Rapid Transit District Election of 2016
(Green Bonds) Series B-1 4.00% 8/1/44	500,000	501,720
		4,561,500
Pre-Refunded Bonds — 4.83%
Bay Area Toll Authority
Series S-H 5.00% 4/1/44-29 §	1,000,000	1,142,180
California Health Facilities Financing Authority Revenue
(Sutter Health) Series A 5.00% 8/15/43-25 §	1,000,000	1,062,880
California School Finance Authority
(Partnerships to Uplift Communities Valley Project) Series A 144A 6.75% 8/1/44-24 #, §	1,000,000	1,044,350
California Statewide Communities Development Authority Revenue
(Covenant Retirement Communities) Series C 5.625% 12/1/36-23 §	1,000,000	1,028,510
Fresno Unified School DistrictElection of 2016
Series A 5.00% 8/1/41-26 §	500,000	542,320
Golden State Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/45-25 §	1,000,000	1,061,880
New Haven Unified School DistrictElection of 2014
Series A 5.00% 8/1/40-25 §	1,000,000	1,063,340
Riverside County Transportation Commission Senior Lien
(Current Interest Obligations) Series A 5.75% 6/1/44-23 §	500,000	508,315
		7,453,775
Special Tax Revenue Bonds — 17.99%
California State Public Works Board
(Various Capital Projects)
Series B 4.00% 5/1/39	1,555,000	1,579,118
Series B 4.00% 5/1/46	1,000,000	975,780
City of Irvine Limited Obligation Improvement Bonds
(Reassessment District No. 21-1) 4.00% 9/2/46 (BAM)	1,340,000	1,320,114
NQ-329 [11/22] 01/23 (2679887)    7

Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Commonwealth of Puerto Rico
(Subordinate) 3.035% 11/1/43 •	4,472,195	$ 2,040,439
GDB Debt Recovery Authority
7.50% 8/20/40	5,775,348	4,836,854
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/32	500,000	515,525
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	2,780,000	2,540,086
Series A-1 5.00% 7/1/58	1,975,000	1,873,900
Series A-1 5.023% 7/1/51 ^	29,949,000	5,635,204
Series A-1 8.957% 7/1/46 ^	8,840,000	2,227,857
Series A-2 4.329% 7/1/40	735,000	665,851
Series A-2 4.329% 7/1/40	750,000	679,440
Sacramento Transient Occupancy Tax Revenue
(Convention Center Complex)
Senior Series A 5.00% 6/1/38	500,000	531,545
Senior Series A 5.00% 6/1/48	1,000,000	1,044,590
San Francisco Facilities District No. 2021-01
(Public Facilities and Services) 4.00% 9/1/44	900,000	798,489
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	501,990
		27,766,782
State General Obligation Bonds — 7.25%
California
4.00% 10/1/36	500,000	521,115
(Various Purpose)
4.00% 9/1/42	1,750,000	1,781,465
5.00% 9/1/31	1,000,000	1,018,030
5.00% 4/1/32	2,820,000	3,344,323
5.00% 4/1/37	2,000,000	2,011,260
5.00% 8/1/46	1,000,000	1,051,180
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	99,821	83,427
Series A-1 4.00% 7/1/41	1,716,743	1,379,781
		11,190,581
8    NQ-329 [11/22] 01/23 (2679887)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 13.29%
California Municipal Finance Authority Revenue
(Linxs Apm Project)
Series A 4.00% 12/31/47 (AMT)	250,000	$ 217,113
Series A 5.00% 12/31/43	1,745,000	1,764,980
California Municipal Finance Authority Senior Lien
(LINXS APM Project) Series A 5.00% 12/31/47 (AMT)	615,000	618,592
Foothill-Eastern Transportation Corridor Agency, California
Series A 4.00% 1/15/46	1,000,000	920,730
Series C 4.00% 1/15/43	2,000,000	1,857,720
Long Beach Marina Revenue
(Alamitos Bay Marina Project) 5.00% 5/15/45	500,000	506,080
Los Angeles Department of Airports
Series A 4.00% 5/15/44 (AMT)	1,500,000	1,399,425
Series A 5.00% 5/15/33 (AMT)	1,390,000	1,518,325
Series B 5.00% 5/15/46 (AMT)	300,000	304,950
Series F 4.00% 5/15/49 (AMT)	2,000,000	1,814,460

(Los Angeles International Airport) Senior Series D 5.00% 5/15/36 (AMT)	1,000,000	1,024,270
Port Authority of Guam Revenue
(Governmental) Series A 5.00% 7/1/48	375,000	379,057
Sacramento County Airport System Revenue
Series C 5.00% 7/1/39 (AMT)	500,000	516,370
Subordinate Series B 5.00% 7/1/41	500,000	512,770
San Diego County Regional Airport Authority Revenue
Series A 4.00% 7/1/56	2,000,000	1,838,760
Series B 4.00% 7/1/56 (AMT) (BAM)	690,000	611,402
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40% 9/1/25	475,000	476,534
San Francisco City & County Airports Commission
(San Francisco International Airport)
Second Series A 5.00% 5/1/34 (AMT)	1,000,000	1,061,820
Second Series A 5.00% 5/1/49 (AMT)	1,000,000	1,019,710
Second Series E 5.00% 5/1/50 (AMT)	500,000	509,455
San Jose Airport Revenue
Series B 5.00% 3/1/36	575,000	609,897
NQ-329 [11/22] 01/23 (2679887)    9

Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Jose Airport Revenue
Series B 5.00% 3/1/42	1,000,000	$ 1,032,750
		20,515,170
Water & Sewer Revenue Bonds — 1.55%
California Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds
(Sandiego County Water Authority Desalination Project Pipeline) 144A 5.00% 11/21/45 #	250,000	230,437
Sacramento County Sanitation Districts Financing Authority Revenue
Series A 5.00% 12/1/50	2,000,000	2,167,800
		2,398,237
Total Municipal Bonds (cost $160,070,130)		151,143,013

Short-Term Investments — 1.36%
Variable Rate Demand Notes — 1.36%¤
Los Angeles Department of Water & Power Revenue
Subordinate Series A-1 0.60% 7/1/50 (SPA - Royal Bank of Canada)	1,000,000	1,000,000
Metropolitan Water District of Southern California
Series B-2 0.65% 7/1/37 (SPA - TD Bank N.A.)	140,000	140,000
Regents of the University of California General Revenue
Series AL-1 0.60% 5/15/48	950,000	950,000
Total Short-Term Investments (cost $2,090,000)		2,090,000
Total Value of Securities—99.26% (cost $162,160,130)		153,233,013

Receivables and Other Assets Net of Liabilities—0.74%		1,148,971
Net Assets Applicable to 14,347,051 Shares Outstanding—100.00%		$154,381,984
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2022, the aggregate value of Rule 144A securities was $19,660,479, which represents 12.74% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
10    NQ-329 [11/22] 01/23 (2679887)

(Unaudited)
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at November 30, 2022.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2022.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
ICE – Intercontinental Exchange, Inc.
ICEF – Inner City Education Foundation
KIPP – Knowledge is Power Program
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SPA – Stand-by Purchase Agreement
USD – US Dollar
NQ-329 [11/22] 01/23 (2679887)    11